                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:      McCarthy Group Advisors, L.L.C.
Address:   1125 South 103rd Street, Suite 250
           Omaha, Nebraska
           68124

Form 13F File Number: 28-10977

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrea McMahon
Title:   Treasurer
Phone:   (402) 393-1300

Signature, Place, and Date of Signing:


/s/ Andrea McMahon                      Omaha, Nebraska   05/07/07
-------------------------------------   [City, State]     [Date]
[Signature]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number   Name

     28-
        -----------------   ---------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:           130

Form 13F Information Table Value Total:      $329,235
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.    Form 13F File Number   Name

     NONE   28-10990               MGA Holdings, L.L.C.

McCarthy Group Advisors, L.L.C.
FORM 13F

                      31-Mar-07

COLUMN 1                       COLUMN 2  COLUMN 3 COLUMN 4   COLUMN 5           COLUMN 6  COLUMN 7        COLUMN 8
------------------------------------------------------------------------------------------------------------------------
                               TITLE OF             VALUE  SHRS OR SH/ PUT/    INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                   CLASS    CUSIP   [x$1000] PRN AMT PRN CALL    DISCRETION MANAGERS   SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------
3M Company                         COM  88579y101     6329   82812 SH          Defined               78497          4315
Abbott Laboratories                COM  002824100     3558   63763 SH          Defined               63063           700
Alltel Corp                        COM  020039103      594    9585 SH          Defined                9585
Amer Intl Group Inc                COM  026874107     6787  100961 SH          Defined               97336          3625
American Express Co                COM  025816109     7505  133070 SH          Defined              126675          6395
AmerisourceBergen Corp             COM  03073e105     1349   25566 SH          Defined               22602          2964
Anadarko Petroleum                 COM  032511107     1749   40695 SH          Defined               40425           270
Apache Corp.                       COM  037411105     1538   21760 SH          Defined               21760
Applied Materials Inc              COM  038222105     2411  131632 SH          Defined              128637          2995
Automatic Data Process             COM  053015103     3800   78505 SH          Defined               77605           900
CVS/Caremark Corp.                 COM  126650100     5349  156668 SH          Defined              149789          6879
Cardinal Health Inc                COM  14149Y108     2087   28605 SH          Defined               28105           500
ChevronTexaco Corp                 COM  166764100      207    2795 SH          Defined                2795
Citigroup Inc                      COM  172967101     1951   38000 SH          Defined               38000
Coca-Cola Co                       COM  191216100     1738   36212 SH          Defined               32607          3605
ConocoPhillips                     COM  20825c104     5894   86227 SH          Defined               83192          3035
DuPont (EI) De Nemours             COM  263534109      297    6000 SH          Defined                6000
Duke Energy                        COM  26441c105      517   25486 SH          Defined               24332          1154
Dun & Bradstreet Corporation       COM  26483E100     4390   48134 SH          Defined               45939          2195
Emerson Electric Co                COM  291011104      919   21336 SH          Defined               20336          1000
Exxon Mobil Corp.                  COM  30231G102     2683   35554 SH          Defined               34754           800
Federated Investors Inc Pa CL      COM  314211103     2208   60120 SH          Defined               56550          3570
First Data Corp                    COM  319963104     3125  116163 SH          Defined              110712          5451
Freddie Mac                        COM  313400301      304    5107 SH          Defined                5107
Genl Electric Co                   COM  369604103     2829   80014 SH          Defined               78889          1125
Headwaters Inc                     COM  42210p102     2309  105691 SH          Defined              105691
J P Morgan Chase & Co              COM  46625h100      585   12099 SH          Defined               11439           660
Johnson & Johnson                  COM  478160104     7763  128832 SH          Defined              121413          7419
Merck & Co                         COM  589331107      312    7062 SH          Defined                5664          1398
Microsoft Corp                     COM  594918104     7576  271827 SH          Defined              262061          9766
Moodys Corp                        COM  615369105     1401   22576 SH          Defined               21276          1300
Pepsico Inc                        COM  713448108     6674  104996 SH          Defined              101497          3499
Pfizer Inc                         COM  717081103     3410  134998 SH          Defined              128899          6099
Procter & Gamble Co                COM  742718109      338    5345 SH          Defined                5345
Quest Diagnostics, Inc.            COM  74834L100      249    5000 SH          Defined                5000
SLM Corp                           COM  78442p106     7799  190675 SH          Defined              182360          8315
Schering Plough Corp               COM  806605101     2030   79561 SH          Defined               75651          3910
Sealed Air Corp                    COM  81211K100     1994   63100 SH          Defined               61700          1400
Spectra Energy Corp.               COM  847560109      417   15892 SH          Defined               15315           577
Standard & Poor's 500 Deposito     COM  78462f103     2322   16349 SH          Defined               16349
Tyco Intl Ltd                      COM  902124106     7559  239596 SH          Defined              228174         11422
U.S. Bancorp                       COM  902973304      223    6373 SH          Defined                6373
Unitedhealth Group Inc             COM  91324P102     7602  143520 SH          Defined              138335          5185

Viacom Inc B                       COM  92553p201     1349   32804 SH          Defined              32304           500
Wal Mart Stores Inc                COM  931142103     8921  190002 SH          Defined             180907          9095
Wash Mutual Inc                    COM  939322103     3371   83473 SH          Defined              78358          5115
Waste Management                   COM  94106l109     1382   40171 SH          Defined              33344          6827
Wells Fargo Corporation            COM  949746101      887   25770 SH          Defined              25770
Western Union Co.                  COM  959802109     7936  361531 SH          Defined             345545         15986
Windstream Corp.                   COM  97381w104      381   25951 SH          Defined              23339          2612
Wm. Wrigley Jr.                    COM  982526105     7008  137600 SH          Defined             128615          8985
Actuant Corp Cl A New              COM  00508x203     2105   41420 SH          Defined              41115           305
Acxiom Corp                        COM  005125109     2025   94678 SH          Defined              91463          3215
Advisory Board Co                  COM  00762w107     2241   44270 SH          Defined              41982          2288
Alleghany Corp Del                 COM  017175100     1239    3317 SH          Defined               3317
American Equity Invt Life          COM  025676206     1529  116475 SH          Defined             115800           675
American States Water Co.          COM  029899101      782   21205 SH          Defined              21205
Argonaut Group Inc                 COM  040157109     2679   82785 SH          Defined              80996          1789
Avid Technology Inc.               COM  05367p100     1965   56350 SH          Defined              56350
Bed Bath & Beyond Inc              COM  075896100     7823  194755 SH          Defined             186621          8134
Berkshire Hathaway Inc Cl B        COM  084670207    10505    2886 SH          Defined               2712           174
Berkshire Hathaway, Inc. Cl A      COM  084670108      763       7 SH          Defined                  7
Berry Petroleum Co Cl A            COM  085789105      753   24575 SH          Defined              24575
Cabot Microelectronics Corp        COM  12709p103     2032   60645 SH          Defined              59914           731
Cadence Financial Corp.            COM  12738a101      478   23880 SH          Defined              23880
Chart Industries Inc               COM  16115q308     1244   68497 SH          Defined              68497
Commerce Group Inc                 COM  200641108     1409   46917 SH          Defined              46917
Compass Minerals International     COM  20451n101     5827  174463 SH          Defined             167103          7360
Computer Programs & Systems        COM  205306103     2063   76918 SH          Defined              74757          2161
Corinthian Colleges                COM  218868107     1108   80557 SH          Defined              74399          6158
Devon Energy Corporation           COM  25179M103     6317   91266 SH          Defined              87591          3675
Eagle Materials, Inc.              COM  26969p108     2812   63013 SH          Defined              62625           388
Ebay Inc                           COM  278642103     1343   40515 SH          Defined              40515
Efj, Inc.                          COM  26843b101       53   10000 SH          Defined              10000
Encore Acquisition Co              COM  29255w100     1542   63740 SH          Defined              63740
Fair Isaac & Co Inc                COM  303250104     3530   91257 SH          Defined              88847          2410
Fastenal Co                        COM  311900104     6646  189615 SH          Defined             181850          7765
Firstservice Corp                  COM  33761n109     2477   89544 SH          Defined              88044          1500
Forward Air Corporation            COM  349853101     1179   35855 SH          Defined              35855
Gevity HR Inc                      COM  374393106     3079  155956 SH          Defined             152069          3887
Haemonetics Corporation            COM  405024100     1693   36210 SH          Defined              36210
Hanover Insurance Group, Inc.      COM  410867105     1505   32637 SH          Defined              31077          1560
Henry Jack & Assoc Inc             COM  426281101     3584  149040 SH          Defined             143130          5910
Hewitt Associates Inc Class A      COM  42822Q100     3286  112408 SH          Defined             109933          2475
Horace Mann Educators              COM  440327104     2497  121513 SH          Defined             118147          3366
IShares Russell 1000 Value         COM  464287598     3338   40150 SH          Defined              40150
Innovative Solutions & Supply      COM  45769n105     1292   51020 SH          Defined              51020
International Speedway CL A        COM  460335201     3047   58945 SH          Defined              58216           729
Intervoice, Inc.                   COM  461142101       86   12900 SH          Defined              12900
Intuit, Inc.                       COM  461202103      405   14816 SH          Defined              11128          3688
Ishares Russell 2000 Index         COM  464287655     2028   25500 SH          Defined              25500
Ishares S & P Small Cap 600        COM  464287804      509    7500 SH          Defined               7500
Jackson Hewitt Tax Service         COM  468202106     2453   76234 SH          Defined              74803          1431
Kaydon Corp.                       COM  486587108     2762   64893 SH          Defined              64328           565
Laboratory Corporation Of Amer     COM  50540r409     3335   45912 SH          Defined              43515          2397
Lancaster Colony Corp              COM  513847103     2633   59574 SH          Defined              59574
Leggett & Platt                    COM  524660107     2423  106872 SH          Defined             106872

Liberty Media Capital - A          COM  53071m302      308    2784 SH          Defined               2176           608
Liberty Media Interactive - A      COM  53071m104      227    9536 SH          Defined               8111          1425
Macrovision Corp                   COM  555904101     1074   42862 SH          Defined              42862
Moneygram Intl Inc                 COM  60935y109     1997   71941 SH          Defined              67511          4430
Mueller Wtr Prods Inc Com Ser      COM  624758207     2480  185195 SH          Defined             182950          2245
NIC, Inc.                          COM  62914b100      120   22407 SH          Defined              22407
Newfield Exploration Cos           COM  651290108      635   15236 SH          Defined              13189          2047
Odyssey Healthcare Inc             COM  67611v101     2739  208590 SH          Defined             199680          8910
Old Republic Int'l Corp            COM  680223104     2121   95905 SH          Defined              95905
Omnicare Inc                       COM  681904108     2898   72875 SH          Defined              72565           310
Packeteer Inc.                     COM  695210104     2191  176370 SH          Defined             176370
Pentair Inc                        COM  709631105     2329   74735 SH          Defined              73335          1400
Redwood Trust, Inc.                COM  758075402      515    9866 SH          Defined               6486          3380
Republic Services Inc              COM  760759100      621   22328 SH          Defined              19742          2586
Scotts Miracle-Gro Co. Class A     COM  810186106      681   15468 SH          Defined              12012          3456
Strayer Education Inc.             COM  863236105     3721   29769 SH          Defined              28589          1180
Toro Co                            COM  891092108     2887   56344 SH          Defined              56134           210
Triad Guaranty Inc.                COM  895925105     1569   37879 SH          Defined              37879
Tuesday Morning Corp               COM  899035505     1963  132262 SH          Defined             128222          4040
Universal Forest Products          COM  913543104     1251   25250 SH          Defined              25250
Valeant Pharmaceutical Interna     COM  91911x104     4004  231555 SH          Defined             224030          7525
WCA Waste Corp.                    COM  92926k103      656   86263 SH          Defined              86263
Wabash National Corp               COM  929566107     1293   83820 SH          Defined              83820
Wabtec Corp                        COM  929740108     2738   79390 SH          Defined              79390
Waste Connections Inc              COM  941053100      875   29235 SH          Defined              28505           730
White Mountains Insurance          COM  G9618e107      242     427 SH          Defined                427
Whiting Petroleum Corp             COM  966387102     2246   57000 SH          Defined              57000
Wiley John & Sons Inc Cl A         COM  968223206     2782   73686 SH          Defined              73276           410
Montpelier RE Holdings LTD         COM  G62185106     1447   83430 SH          Defined              83430
FEI Company                        CONV 30241LAB5      129  130000 PRN         Defined              70000         60000
iShares Lehman 1-3 Year Treasu     COM  464287457     2029   25222 SH          Defined              14050         11172
iShares Lehman Aggregate Bond      COM  464287226     1709   17048 SH          Defined              13289          3759
iShares Lehman Treas Inflation     COM  464287176      420    4159 SH          Defined               1799          2360
REPORT SUMMARY                   130 DATA RECORDS   329235           1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED